PROPERTY, EQUIPMENT AND SOFTWARE, NET	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6.PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Electronic equipment	429,683	642,042
Leasehold improvement	65,885	86,129
Furniture and fixtures	12,784	15,912
Motor vehicles	3,904	3,904
Software	3,126	4,055
Total cost	515,382	752,042
Less: accumulated depreciation	(146,256)	(205,936)
Total property, equipment and software, net	369,126	546,106

Depreciation expenses were RMB35,094 and RMB59,703 for the six months ended June 30, 2021 and 2022, respectively.

6.PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
Electronic equipment	429,683	675,696
Leasehold improvement	65,885	94,034
Furniture and fixtures	12,784	16,922
Motor vehicles	3,904	3,904
Software	3,126	4,055
Total cost	515,382	794,611
Less: accumulated depreciation	(146,256)	(243,717)
Total property, equipment and software, net	369,126	550,894

Depreciation expenses were RMB55,396 and RMB97,954 for the nine months ended September 30, 2021 and 2022, respectively.